Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency loss	$ (97,932)		$ (284,357)
Net fair value	10,991,449		8,014,894
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	12,491,366		10,656,264
Forwards	2,508,601		2,817,116
Total Assets	14,999,967		13,473,380
Liabilities [Abstract]
Futures	2,280,167		4,814,486
Forwards	1,630,419		359,643
Total Liabilities	3,910,586		5,174,129
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency loss	(97,932)		(284,357)
Net fair value	10,991,449	[1]	8,014,894	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Assets [Abstract]
Futures	12,491,366		10,656,264
Forwards	742,680		0
Total Assets	13,234,046		10,656,264
Liabilities [Abstract]
Futures	2,280,167		4,814,486
Forwards	1,349,955		0
Total Liabilities	3,630,122		4,814,486
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	9,603,924	[1]	5,841,778	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	1,765,921		2,817,116
Total Assets	1,765,921		2,817,116
Liabilities [Abstract]
Futures	0		0
Forwards	280,464		359,643
Total Liabilities	280,464		359,643
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	$ 1,485,457	[1]	$ 2,457,473	[1]

[1]	This amount comprises of the "Net unrealized gain on open contracts" on the Statements of Financial Condition.